UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Michael W. Stockton

The Growth Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

Dechert LLP

One Bush Street, Suite 1600

San Francisco, California 94104

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio
May 31, 2015
unaudited
Common stocks 92.06% Information technology 21.24%	Shares	Value (000)
Google Inc., Class C1	4,520,173	$2,405,229
Google Inc., Class A1	3,646,197	1,988,344
Avago Technologies Ltd.[2]	19,388,638	2,870,876
Microsoft Corp.	40,777,600	1,910,838
Oracle Corp.	39,449,814	1,715,672
ASML Holding NV (New York registered)	8,417,040	945,233
ASML Holding NV3	6,730,278	754,636
Visa Inc., Class A	23,728,000	1,629,639
salesforce.com, inc.[1]	17,717,697	1,288,962
Texas Instruments Inc.	16,560,100	926,041
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	159,371,000	759,148
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,879,000	142,742
Intuit Inc.	8,470,000	882,150
Nintendo Co., Ltd.[3]	4,792,440	810,330
Yahoo! Inc.[1]	17,555,000	753,724
Apple Inc.	5,487,700	714,938
Murata Manufacturing Co., Ltd.[3]	4,199,300	681,186
Palo Alto Networks, Inc.[1]	3,803,400	644,638
Accenture PLC, Class A	5,900,000	566,636
Adobe Systems Inc.[1]	6,332,800	500,861
Qorvo, Inc.[1]	5,336,243	438,372
MasterCard Inc., Class A	4,552,100	419,977
TE Connectivity Ltd.	6,023,000	415,587
LinkedIn Corp., Class A1	1,909,528	372,224
FireEye, Inc.[1]	7,686,250	357,949
Cognizant Technology Solutions Corp., Class A1	5,230,000	338,486
Amphenol Corp., Class A	5,669,500	323,445
Altera Corp.	6,250,000	305,312
VeriSign, Inc.[1]	4,745,000	299,837
First Data Holdings, Inc., Class B1,3,4	56,250,000	289,125
Hewlett-Packard Co.	8,500,000	283,900
EMC Corp.	9,929,000	261,530
Autodesk, Inc.[1]	4,795,000	259,649
Baidu, Inc., Class A (ADR)[1]	1,315,000	259,581
Hexagon AB, Class B3	7,041,102	258,537
KLA-Tencor Corp.	4,250,000	253,555
Marvell Technology Group Ltd.	17,620,000	246,504
Motorola Solutions, Inc.	4,142,300	244,396
Facebook, Inc., Class A1	3,000,000	237,570
Yandex NV, Class A1	12,603,000	227,232
Cisco Systems, Inc.	7,500,000	219,825
VMware, Inc., Class A1	2,400,000	209,568
NetSuite Inc.[1]	2,238,482	209,119
Gemalto NV3	2,130,467	186,647
Finisar Corp.[1,2]	8,273,000	181,179
Samsung SDI Co., Ltd.[3]	1,650,000	181,081
Linear Technology Corp.	3,280,000	156,948
The Growth Fund of America — Page 1 of 12

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
MercadoLibre, Inc.	870,000	$126,263
Trimble Navigation Ltd.[1]	5,131,297	120,278
Broadcom Corp., Class A	1,990,000	113,131
Samsung Electronics Co., Ltd.[3]	90,189	106,129
Dolby Laboratories, Inc., Class A	2,650,000	103,747
National Instruments Corp.	3,135,000	93,768
CommScope Holding Co., Inc.[1]	3,000,000	93,510
Demandware, Inc.[1]	1,495,000	93,109
Twitter, Inc.[1]	2,500,000	91,675
Automatic Data Processing, Inc.	1,000,000	85,510
Nuance Communications, Inc.[1]	5,000,000	84,350
FLIR Systems, Inc.	2,100,000	64,155
Mail.Ru Group Ltd. (GDR)[1,3]	2,699,085	61,872
Analog Devices, Inc.	875,000	59,465
ARM Holdings PLC[3]	3,100,000	54,854
Workday, Inc., Class A1	180,000	14,206
ASM Pacific Technology Ltd.[3]	945,000	9,816
Flextronics International Ltd.[1]	511,000	6,209
		31,711,005
Health care 18.31%
Gilead Sciences, Inc.[1]	34,239,148	3,844,029
UnitedHealth Group Inc.	24,072,405	2,893,744
Amgen Inc.	15,159,807	2,368,871
Regeneron Pharmaceuticals, Inc.[1]	3,342,626	1,713,296
Express Scripts Holding Co.[1]	19,045,600	1,659,634
Alexion Pharmaceuticals, Inc.[1,2]	9,981,061	1,635,297
Vertex Pharmaceuticals Inc.[1]	8,387,600	1,076,045
Illumina, Inc.[1]	5,172,501	1,065,949
BioMarin Pharmaceutical Inc.[1]	8,015,428	1,006,497
Thermo Fisher Scientific Inc.	7,418,000	961,595
Humana Inc.	4,076,005	874,914
Stryker Corp.	8,278,376	795,800
Novartis AG3	7,425,000	764,146
St. Jude Medical, Inc.	10,207,000	752,766
Endo International PLC[1]	7,954,700	666,286
Hologic, Inc.[1,2]	15,219,195	544,391
Boston Scientific Corp.[1]	28,655,000	523,527
Aetna Inc.	3,838,800	452,863
Incyte Corp.[1]	3,945,100	434,553
Puma Biotechnology, Inc.[1,2]	1,608,000	314,284
Biogen Inc.[1]	765,000	303,697
athenahealth, Inc.[1,2]	2,529,861	294,982
Bristol-Myers Squibb Co.	3,080,100	198,974
Brookdale Senior Living Inc.[1]	5,278,000	198,928
Grifols, SA, Class B, preferred nonvoting, non-registered shares[3]	3,870,000	123,869
Grifols, SA, Class B (ADR)	2,328,110	74,034
Merck & Co., Inc.	3,105,100	189,070
Baxter International Inc.	2,818,910	187,768
Abbott Laboratories	3,616,726	175,773
PerkinElmer, Inc.	3,235,000	170,582
ResMed Inc.	2,710,000	159,402
Teva Pharmaceutical Industries Ltd. (ADR)	2,510,000	150,851
AmerisourceBergen Corp.	1,290,000	145,202
Intercept Pharmaceuticals, Inc.[1]	500,000	127,597
The Growth Fund of America — Page 2 of 12

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Myriad Genetics, Inc.[1,2]	3,640,000	$123,578
Synageva BioPharma Corp.[1]	509,211	108,671
Edwards Lifesciences Corp.[1]	804,000	105,099
Novo Nordisk A/S, Class B3	1,838,000	104,152
DaVita HealthCare Partners Inc.[1]	590,000	49,430
		27,340,146
Consumer discretionary 17.35%
Amazon.com, Inc.[1]	16,286,195	6,990,523
Home Depot, Inc.	24,336,200	2,711,539
Comcast Corp., Class A	34,803,578	2,034,617
Comcast Corp., Class A, special nonvoting shares	4,500,000	261,000
Netflix, Inc.[1]	2,025,767	1,264,200
Twenty-First Century Fox, Inc., Class A	31,732,200	1,066,202
Priceline Group Inc.[1]	907,215	1,063,292
MGM Resorts International[1,2]	41,384,676	829,763
NIKE, Inc., Class B	7,930,000	806,243
Walt Disney Co.	5,905,000	651,735
CBS Corp., Class B	10,085,000	622,446
Time Warner Inc.	7,160,000	604,877
Tesla Motors, Inc.[1]	2,209,800	554,218
Johnson Controls, Inc.	9,980,000	519,160
Liberty Global PLC, Class C1	4,976,520	267,488
Liberty Global PLC, Class A1	2,894,280	166,508
BorgWarner Inc.	7,100,000	427,065
Toyota Motor Corp.[3]	5,690,000	392,317
AutoNation, Inc.[1,2]	6,000,000	374,460
Wynn Resorts, Ltd.	3,524,433	354,875
Lowe’s Companies, Inc.	4,950,000	346,401
Naspers Ltd., Class N3	2,315,000	340,519
Ralph Lauren Corp., Class A	2,085,000	271,884
Charter Communications, Inc., Class A1	1,500,000	268,530
Expedia, Inc.	2,387,000	256,030
Luxottica Group SpA[3]	3,608,300	243,232
Starbucks Corp.	4,100,000	213,036
DIRECTV[1]	2,093,569	190,599
D.R. Horton, Inc.	6,685,000	174,612
Tiffany & Co.	1,640,000	153,717
Lions Gate Entertainment Corp.	4,619,393	152,856
Carnival Corp., units	3,250,000	150,573
Galaxy Entertainment Group Ltd.[3]	31,000,000	147,871
Viacom Inc., Class B	2,100,000	140,448
Volkswagen AG, nonvoting preferred[3]	505,000	122,578
lululemon athletica inc.[1]	1,915,000	114,498
Domino’s Pizza, Inc.	1,035,000	112,463
Daimler AG3	1,133,000	106,148
Renault SA3	1,000,000	104,400
PulteGroup, Inc.	5,000,000	95,900
Las Vegas Sands Corp.	1,498,000	76,143
Toll Brothers, Inc.[1]	1,825,000	66,010
Lennar Corp., Class A	1,000,000	46,630
Hermès International[3]	84,000	32,891
zulily, inc., Class A1	653,000	8,636
		25,899,133
The Growth Fund of America — Page 3 of 12

unaudited
Common stocks Industrials 8.18%	Shares	Value (000)
Union Pacific Corp.	14,334,600	$1,446,504
Precision Castparts Corp.	6,452,109	1,365,460
United Continental Holdings, Inc.[1]	15,245,702	832,263
American Airlines Group Inc.	18,310,735	775,826
CSX Corp.	21,174,801	721,637
Boeing Co.	4,915,000	690,656
General Dynamics Corp.	4,557,900	638,835
Norfolk Southern Corp.	6,887,431	633,644
Nielsen NV	10,499,551	472,375
Delta Air Lines, Inc.	10,713,823	459,837
Cummins Inc.	3,320,000	450,026
Ryanair Holdings PLC (ADR)	5,538,214	368,845
Rockwell Collins, Inc.	3,845,000	366,006
Sensata Technologies Holding NV1	6,150,000	338,803
Oshkosh Corp.[2]	4,368,000	219,099
IDEX Corp.	2,500,000	193,150
United Technologies Corp.	1,640,000	192,159
Meggitt PLC[3]	24,321,187	189,144
TransDigm Group Inc.	809,000	182,866
Carlisle Companies Inc.	1,720,000	170,538
Lockheed Martin Corp.	877,000	165,051
Jacobs Engineering Group Inc.[1]	3,760,200	162,666
Verisk Analytics, Inc., Class A1	2,138,000	155,176
Robert Half International Inc.	2,627,000	148,084
Danaher Corp.	1,709,448	147,560
Fastenal Co.	3,480,389	144,471
MTU Aero Engines AG3	1,270,982	121,269
Caterpillar Inc.	1,330,000	113,476
J.B. Hunt Transport Services, Inc.	1,238,612	104,068
Towers Watson & Co., Class A	631,937	87,176
Honeywell International Inc.	700,000	72,940
Bureau Veritas SA3	2,256,040	51,711
United Parcel Service, Inc., Class B	328,000	32,544
		12,213,865
Financials 7.92%
American International Group, Inc.	22,239,000	1,303,428
Crown Castle International Corp.	13,450,912	1,096,922
Goldman Sachs Group, Inc.	3,938,996	812,182
Berkshire Hathaway Inc., Class B1	2,848,508	407,337
Berkshire Hathaway Inc., Class A1	1,398	300,290
Wells Fargo & Co.	12,014,178	672,313
JPMorgan Chase & Co.	8,800,000	578,864
HDFC Bank Ltd.[3]	24,122,708	457,049
HDFC Bank Ltd. (ADR)	1,667,900	99,440
American Express Co.	6,930,000	552,460
Legal & General Group PLC[3]	111,984,892	455,532
Capital One Financial Corp.	5,048,000	421,811
CME Group Inc., Class A	4,442,419	418,476
Bank of America Corp.	24,500,000	404,250
Charles Schwab Corp.	11,887,000	376,224
American Tower Corp.	3,865,000	358,633
AIA Group Ltd.[3]	52,400,000	344,141
CIT Group Inc.	7,011,000	324,329
Progressive Corp.	10,850,000	296,639
The Growth Fund of America — Page 4 of 12

unaudited
Common stocks Financials (continued)	Shares	Value (000)
ACE Ltd.	2,706,100	$288,146
Morgan Stanley	6,500,000	248,300
Onex Corp.	4,200,000	237,187
Citigroup Inc.	3,305,000	178,734
Signature Bank[1]	1,206,970	168,553
Bank of Ireland[1,3]	383,200,000	146,661
UBS Group AG3	6,765,666	145,563
First Republic Bank	1,740,200	105,369
Fifth Third Bancorp	4,750,000	96,140
U.S. Bancorp	2,025,000	87,298
Financial Engines, Inc.	1,860,000	79,794
W. R. Berkley Corp.	1,560,000	76,440
Bankia, SA1,3	55,495,000	71,777
Leucadia National Corp.	2,589,787	63,786
McGraw Hill Financial, Inc.	500,000	51,875
ICICI Bank Ltd. (ADR)	4,000,000	42,240
PacWest Bancorp	760,000	34,116
Weyerhaeuser Co.[1]	422,321	13,751
Moody’s Corp.	120,000	12,972
		11,829,022
Energy 6.57%
EOG Resources, Inc.	16,342,600	1,449,425
Concho Resources Inc.[1,2]	9,085,684	1,093,008
Noble Energy, Inc.[2]	24,437,521	1,069,875
Canadian Natural Resources, Ltd.	22,556,681	696,145
Pioneer Natural Resources Co.	4,567,700	675,243
Cabot Oil & Gas Corp.	18,008,499	611,569
Suncor Energy Inc.	14,247,520	416,450
Southwestern Energy Co.[1]	14,753,752	380,204
Weatherford International PLC[1]	24,980,000	345,224
Schlumberger Ltd.	3,800,000	344,926
BG Group PLC[3]	18,139,000	315,296
FMC Technologies, Inc.[1]	7,087,200	296,174
Apache Corp.	4,500,000	269,280
Plains GP Holdings, LP, Class A	9,526,264	266,354
Enbridge Inc. (CAD denominated)	4,645,529	222,191
Cimarex Energy Co.	1,628,700	188,131
CONSOL Energy Inc.	6,235,000	173,582
Cobalt International Energy, Inc.[1]	16,197,353	164,565
Royal Dutch Shell PLC, Class B (ADR)	2,428,800	147,404
Tullow Oil PLC[3]	24,130,000	145,751
Tourmaline Oil Corp.[1]	3,961,200	128,016
Murphy Oil Corp.	2,556,000	111,084
BP PLC[3]	7,100,000	48,930
BP PLC (ADR)	1,138,700	47,210
Baker Hughes Inc.	1,300,477	83,829
Paramount Resources Ltd.[1]	1,440,000	37,100
Oil States International, Inc.[1]	731,931	29,921
Peabody Energy Corp.	7,500,000	25,350
Peyto Exploration & Development Corp.	730,000	19,788
Laricina Energy Ltd.[1,3,4]	950,000	2,292
Chesapeake Energy Corp.	140,000	1,975
		9,806,292
The Growth Fund of America — Page 5 of 12

unaudited
Common stocks Consumer staples 4.45%	Shares	Value (000)
Philip Morris International Inc.	21,094,433	$1,752,315
Costco Wholesale Corp.	11,133,183	1,587,481
Kerry Group PLC, Class A3	6,065,824	453,186
Kroger Co.	5,165,000	376,012
Coca-Cola Co.	7,520,400	308,036
Sprouts Farmers Market, Inc.[1,2]	9,520,750	285,527
Walgreens Boots Alliance, Inc.	2,950,000	253,228
Herbalife Ltd.[1]	4,186,400	217,818
Nestlé SA3	2,387,600	185,489
Mead Johnson Nutrition Co.	1,864,600	181,426
Whole Foods Market, Inc.	4,179,700	172,371
Glanbia PLC[3]	8,320,000	163,958
Keurig Green Mountain, Inc.	1,844,779	159,094
Avon Products, Inc.	21,720,000	145,958
Pernod Ricard SA3	1,056,000	130,608
Procter & Gamble Co.	1,250,000	97,987
Nu Skin Enterprises, Inc., Class A	1,831,537	92,676
British American Tobacco PLC[3]	1,493,000	82,433
		6,645,603
Materials 2.32%
Monsanto Co.	6,315,000	738,729
Celanese Corp., Series A	6,300,000	433,755
Praxair, Inc.	2,728,437	335,216
Rio Tinto PLC[3]	6,792,000	296,763
First Quantum Minerals Ltd.	21,548,200	278,623
Newmont Mining Corp.	9,280,000	252,787
LyondellBasell Industries NV	2,490,000	251,739
Syngenta AG3	510,000	233,573
Potash Corp. of Saskatchewan Inc.	6,459,000	203,329
Barrick Gold Corp.	15,680,000	185,965
FMC Corp.	2,176,535	124,432
Dow Chemical Co.	1,430,000	74,460
ArcelorMittal[3]	5,710,000	60,764
		3,470,135
Telecommunication services 0.66%
SoftBank Corp.[3]	8,761,000	522,997
T-Mobile US, Inc.[1]	12,065,000	469,087
		992,084
Utilities 0.12%
NRG Energy, Inc.	7,188,200	181,143
Miscellaneous 4.94%
Other common stocks in initial period of acquisition		7,370,716
Total common stocks (cost: $79,330,692,000)		137,459,144
The Growth Fund of America — Page 6 of 12

unaudited
Preferred securities 0.00% Financials 0.00%	Shares	Value (000)
Fannie Mae, Series O, 7.00% noncumulative[1]	357,196	$2,697
Fannie Mae, Series S, 8.25% noncumulative[1]	305,820	1,269
Total preferred securities (cost: $9,561,000)		3,966
Rights & warrants 0.09% Financials 0.05%
JP Morgan Chase & Co., warrants, expire 2018[1]	2,350,000	56,353
Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	17,185
		73,538
Energy 0.04%
Kinder Morgan, Inc., warrants, expire 2017[1]	13,697,300	54,241
Telecommunication services 0.00%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,3,4]	4,414	—
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,3,4]	1,672	—
Total rights & warrants (cost: $121,769,000)		127,779
Convertible stocks 0.10% Consumer discretionary 0.08%
Uber Technologies, Inc., Series F, convertible preferred[3,4]	2,884,815	114,350
Health care 0.02%
Acerta Pharma BV, Series B, convertible preferred[3,4]	3,043,477	35,000
Total convertible stocks (cost: $149,350,000)		149,350
Bonds, notes & other debt instruments 0.07% Corporate bonds & notes 0.04% Telecommunication services 0.04%	Principal amount (000)
NII Capital Corp. 10.00% 2016[5]	$32,300	15,585
NII Capital Corp. 7.875% 2019[5,6]	27,500	25,575
NII Capital Corp. 8.875% 2019[5]	1,025	461
NII Capital Corp. 11.375% 2019[5,6]	19,800	18,612
NII Capital Corp. 7.625% 2021[5]	9,300	2,552
Total corporate bonds & notes		62,785
Federal agency bonds & notes 0.03%
Federal Farm Credit Banks 0.13% 2015	33,500	33,498
Total bonds, notes & other debt instruments (cost: $77,473,000)		96,283
Short-term securities 7.83%
Apple Inc. 0.10%–0.12% due 7/16/2015–8/12/2015[6]	108,900	108,868
CAFCO, LLC 0.30% due 9/8/2015	25,000	24,983
Caterpillar Financial Services Corp. 0.12% due 8/4/2015–8/27/2015	121,100	121,059
Chariot Funding, LLC 0.28%–0.32% due 10/9/2015–11/18/2015[6]	100,000	99,871
Chevron Corp. 0.08%–0.14% due 6/23/2015–7/17/2015[6]	115,000	114,983
The Growth Fund of America — Page 7 of 12

unaudited
Short-term securities	Principal amount (000)	Value (000)
Cisco Systems, Inc. 0.11% due 6/17/2015[6]	$25,000	$24,999
Coca-Cola Co. 0.15%–0.25% due 8/24/2015–11/9/2015[6]	168,635	168,518
Emerson Electric Co. 0.10% due 6/25/2015[6]	50,000	49,997
ExxonMobil Corp. 0.09% due 7/24/2015	50,000	49,988
Fannie Mae 0.08%–0.24% due 6/1/2015–2/1/2016	2,509,705	2,508,865
Federal Farm Credit Banks 0.12%–0.25% due 6/2/2015–3/24/2016	774,000	773,857
Federal Home Loan Bank 0.07%–0.24% due 6/1/2015–1/29/2016	4,142,588	4,141,843
Freddie Mac 0.11%–0.24% due 6/8/2015–2/8/2016	2,735,737	2,735,095
General Electric Capital Corp. 0.24% due 7/14/2015–7/15/2015	75,000	74,991
John Deere Capital Corp. 0.12% due 6/3/2015[6]	50,000	49,999
Jupiter Securitization Co., LLC 0.27%–0.33% due 7/9/2015–11/25/2015[6]	100,000	99,868
Merck & Co. Inc. 0.08% due 6/26/2015[6]	50,000	49,997
PepsiCo Inc. 0.08% due 7/17/2015[6]	18,500	18,498
Pfizer Inc 0.14%–0.15% due 7/9/2015–9/10/2015[6]	112,475	112,462
Precision Castpart Corp. 0.13% due 7/1/2015[6]	40,000	39,994
Private Export Funding Corp. 0.20%–0.26% due 8/3/2015–9/23/2015[6]	39,500	39,474
Procter & Gamble Co. 0.07% due 6/26/2015[6]	45,000	44,998
U.S. Treasury Bills 0.10%–0.13% due 6/25/2015–7/23/2015	108,700	108,698
Walt Disney Co. 0.10% due 7/29/2015[6]	50,000	49,990
Wells Fargo Bank, N.A. 0.23%–0.27% due 6/3/2015–8/7/2015	85,000	85,005
Total short-term securities (cost: $11,694,322,000)		11,696,900
Total investment securities 100.15% (cost: $91,383,167,000)		149,533,422
Other assets less liabilities (0.15)%		(217,139)
Net assets 100.00%		$149,316,283
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Growth Fund of America — Page 8 of 12

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended May 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2015 (000)
Avago Technologies Ltd.	17,601,820	2,676,262	889,444	19,388,638	$18,558	$2,870,876
Alexion Pharmaceuticals, Inc.[1]	9,006,061	975,000	—	9,981,061	—	1,635,297
Concho Resources Inc.[1]	8,578,506	1,462,178	955,000	9,085,684	—	1,093,008
Noble Energy, Inc.	16,677,621	7,759,900	—	24,437,521	10,458	1,069,875
MGM Resorts International[1]	29,412,600	11,972,076	—	41,384,676	—	829,763
Hologic, Inc.[1]	17,126,960	1,387,895	3,295,660	15,219,195	—	544,391
AutoNation, Inc.[1]	6,000,000	—	—	6,000,000	—	374,460
Puma Biotechnology, Inc.[1,7]	1,315,534	371,000	78,534	1,608,000	—	314,284
athenahealth, Inc.[1]	2,522,484	7,377	—	2,529,861	—	294,982
Sprouts Farmers Market, Inc.[1]	8,270,446	1,250,304	—	9,520,750	—	285,527
Oshkosh Corp.	4,368,000	—	—	4,368,000	2,228	219,099
Finisar Corp.[1,7]	4,930,000	3,343,000	—	8,273,000	—	181,179
Myriad Genetics, Inc.[1,7]	2,812,700	827,300	—	3,640,000	—	123,578
Cheniere Energy, Inc.[1,8]	11,859,300	—	11,859,300		—	—
Edwards Lifesciences Corp.[1,8]	6,132,700	—	5,328,700	804,000	—	—
FMC Technologies, Inc.[1,8]	15,179,100	—	8,091,900	7,087,200	—	—
Herbalife Ltd.[1,8]	5,442,001	800,000	2,055,601	4,186,400	—	—
Ocwen Financial Corp.[1,8]	6,791,081	3,805,300	10,596,381		—	—
Toll Brothers, Inc.[1,8]	10,628,300	—	8,803,300	1,825,000	—	—
Towers Watson & Co., Class A8	3,825,000	131,937	3,325,000	631,937	715	—
					$31,959	$9,836,319

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $12,231,766,000, which represented 8.19% of the net assets of the fund. This amount includes $11,790,999,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,116,703,000, which represented .75% of the net assets of the fund.
[7]	This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2014; it was not publicly disclosed.
[8]	Unaffiliated issuer at 5/31/2015.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
First Data Holdings, Inc., Class B	6/26/2014	$225,000	$289,125.19%
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	114,350	114,350.08
Acerta Pharma BV, Series B, convertible preferred	5/7/2015	35,000	35,000.02
Laricina Energy Ltd.	6/21/2011	41,523	2,292.00
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000-3/6/2002	11,176	—	.00
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000-3/6/2002	3,626	—	.00
Total private placement securities		$430,675	$440,767.29%
The Growth Fund of America — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
The Growth Fund of America — Page 10 of 12

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$27,557,644	$3,864,236	$289,125	$31,711,005
Health care	26,347,979	992,167	—	27,340,146
Consumer discretionary	24,409,177	1,489,956	—	25,899,133
Industrials	11,851,741	362,124	—	12,213,865
Financials	10,208,299	1,620,723	—	11,829,022
Energy	9,294,023	509,977	2,292	9,806,292
Consumer staples	5,629,929	1,015,674	—	6,645,603
Materials	2,879,035	591,100	—	3,470,135
Telecommunication services	469,087	522,997	—	992,084
Utilities	181,143	—	—	181,143
Miscellaneous	6,548,671	822,045	—	7,370,716
Preferred securities	3,966	—	—	3,966
Rights & warrants	127,779	—	—	127,779
Convertible stocks	—	—	149,350	149,350
Bonds, notes & other debt instruments	—	96,283	—	96,283
Short-term securities	—	11,696,900	—	11,696,900
Total	$125,508,473	$23,584,182	$440,767	$149,533,422
*	Securities with a value of $10,261,383,000, which represented 6.87% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$60,035,781
Gross unrealized depreciation on investment securities	(2,049,984)
Net unrealized appreciation on investment securities	57,985,797
Cost of investment securities	91,547,625

The Growth Fund of America — Page 11 of 12

unaudited
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-005-0715O-S49222	The Growth Fund of America — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 29, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 29, 2015